                         ATLAS BALANCED GROWTH PORTFOLIO
                                 ANNUAL REPORT
                               December 31, 1997


















                                                   [ATLAS HOLDING WORLD GRAPHIC]


                               ATLAS ANNUITIES
                               The annuities you want from the people you trust.

(ATLASFUNDS LOGO)

               FROM THE OFFICE OF MARION O. SANDLER
               President and Chief Executive Officer

               Dear Valued Policyholder,

                    On September 30, 1997, we proudly introduced both Atlas
                Portfolio Builder, a new variable annuity, and the Atlas Balanced Growth Portfolio, one of the exciting new investment choices available to policyholders of the Atlas Portfolio Builder. The Atlas Balanced Growth Portfolio is a "fund of funds" that offers investors the convenience of one-step diversification by allocating assets among eight Atlas stock, bond, and money market funds while seeking long-term growth of capital and moderate current income. The investment strategy under normal market conditions is to maintain stock, bond, and cash ratios of approximately 60%, 30%, and 10%, respectively.

                                     The Short-Term Results
                                   Of A Long-Term Investment

                    The fourth quarter of 1997 was a difficult time for the
                stock market, and the Atlas Balanced Growth Portfolio experienced a total return(1) of -1.28%. During this same period of time, the price of the average U.S. stock fund fell by 1.54%. Of course, we would prefer positive returns, but we remain very optimistic about the long-term performance of the Portfolio.
                    At year-end, assets were allocated to the underlying Atlas
                Funds as follows:

                             Atlas Funds                % of Assets
                  ---------------------------------     -----------
                  Emerging Growth                            10%
                  Global Growth                              25
                  Strategic Growth                           20
                  Growth and Income                          10
                  Balanced                                   10
                  Strategic Income                           15
                  U.S. Government and Mortgage
                    Securities                               10
                  Treasury Money Fund                         0
                                                            100%

                                                          [GRAPHIC OF THUMBTACK]

                                                          --------------------

                                                             WE WANT YOU
                                                             TO KNOW ...
                                                          Annuities are not
                                                          FDIC-insured and
                                                          are not deposits
                                                          or obligations of,
                                                          or guaranteed by
                                                          World Savings.
                                                          They are subject to
                                                          investment risks,
                                                          including possible
                                                          loss of principal.
                                                          --------------------

                                 The 1997 Economy In Retrospect

                    The stock market continued to climb in 1997, although most of the gains for the year occurred in the first two quarters. During the latter half, the market experienced some price fluctuation, including a correction of over 10% in the Fall, as weakness in several Asian economies impacted earnings expectations for U.S. companies. Responding to the financial news from the Far East, international markets also were volatile.

                    In the bond market, interest rates rose during the first
                quarter due to a strong economy and the expectation that the Federal Reserve (Fed) would raise short-term rates in order to put a brake on inflation. In March, the Fed did nudge rates higher, but the increase from 5.25% to 5.50% turned out to be the only upward movement for the entire year. In a similar pattern, long-term interest rates, as measured by the bellweather 30-year Treasury bond yield, began the year at 6.70% and peaked at 7.17% in mid-April. Inflation remained tame, however, and bond prices responded by rising gradually during the second half of the year. The crisis in Asian markets in the Fall sparked a flight to quality and combined with a strengthening dollar to send the yield on long-term Treasury bonds below the 6% level in December. The year ended with the yield near 30-year lows at 5.92%.

                              Helping You Build A Better Tomorrow

                    If you would like more information on Atlas Funds or Atlas
                Annuities, just call 1-800-933-ATLAS (1-800-933-2852) to speak with an Atlas Representative or to set up an appointment at a nearby World branch. As a sister company of World Savings and a member of the $40 billion-strong Golden West Financial Corporation, Atlas is dedicated to providing the superior products, personal service, and caring professional advice you've come to expect from World. That's why we call Atlas Funds "THE INVESTMENTS YOU WANT FROM THE PEOPLE YOU TRUST."

                    On behalf of Atlas, I thank you for the opportunity to serve your tax-deferred investment needs. We look forward to assisting you now and in the future.

                Sincerely,

                (SANDLER SIGNATURE)
                (Mrs.) Marion O. Sandler
                President and Chief Executive Officer
                February 10, 1998

                (1) Total return includes price change, plus income and capital gains distributions. It has not been annualized and does not include annual insurance fees or surrender charges.

Statement of Net Assets                                        December 31, 1997
--------------------------------------------------------------------------------

                                                                                                           --------
                                                                                                           Balanced
                                                                                                           Growth
                                                                                                           Portfolio
                                                                                                           --------
INVESTMENTS: (98.37%)
  Investment in Atlas Funds, at identified cost............................                                $3,633,296
                                                                                                             ========

                                                                                           Per Cent of
                                                                               Shares      Net Assets
                                                                               -------     ----------
  Investment in Atlas Funds, at value:
    U.S. Government and Mortgage Securities Fund...........................     34,044          9.89%      $  347,253
    Strategic Income Fund..................................................    101,319         14.89          522,806
    Balanced Fund..........................................................     25,181         10.14          356,052
    Growth and Income Fund.................................................     18,831         10.11          355,155
    Strategic Growth Fund..................................................     41,251         19.21          674,867
    Global Growth Fund.....................................................     67,726         24.47          859,443
    Emerging Growth Fund...................................................     26,103          9.66          339,337
    U.S. Treasury Money Fund...............................................          0          0.00                0
                                                                                                             --------
                                                                                                            3,454,913
                                                                                                             --------
OTHER ASSETS AND LIABILITIES: (1.63%)
  Other assets.............................................................                                    64,477
  Liabilities..............................................................                                    (7,193)
                                                                                                             --------
  Total Other Assets and Liabilities.......................................                                    57,284
                                                                                                             --------
NET ASSETS (100.00%).......................................................                                $3,512,197
                                                                                                             ========
NET ASSETS CONSIST OF:
  Unrealized depreciation..................................................                                $ (178,383)
  Accumulated net realized loss............................................                                    (2,714)
  Undistributed net investment income......................................                                     1,262
  Paid in capital..........................................................                                 3,692,032
                                                                                                             --------
NET ASSETS.................................................................                                $3,512,197
                                                                                                             ========
NET ASSET VALUE PER SHARE:
  Net assets...............................................................                                $3,512,197
  Beneficial interest shares outstanding...................................                                   376,430
                                                                                                             ========
  Net asset value per share................................................                                $     9.33
                                                                                                             ========

      The accompanying notes are an integral part of these financial statements.

Statement of Operations          for the period September 30, 1997 (inception of
                                                operations) to December 31, 1997
--------------------------------------------------------------------------------

                                                                                                        -------
                                                                                                        Balanced
                                                                                                         Growth
                                                                                                        Portfolio
                                                                                                        -------
INVESTMENT INCOME:
  Income:
    Interest................................................................................            $     604
    Distribution income from Atlas Funds....................................................              194,941
                                                                                                          -------
  Total income..............................................................................              195,545
                                                                                                          -------
  Expenses:
    Management fees (note 5)................................................................                1,270
    Transfer agency fees and expenses.......................................................                2,858
    Custodian fees and expenses.............................................................                2,792
    Organization costs......................................................................                1,258
    Registration fees.......................................................................                1,032
    Accounting fees.........................................................................                5,000
                                                                                                          -------
  Gross expenses............................................................................               14,210
    Waiver of management fees...............................................................               (1,270)
    Expense reimbursement...................................................................              (10,420)
                                                                                                          -------
  Net expenses..............................................................................                2,520
                                                                                                          -------
  Net investment income.....................................................................              193,025
                                                                                                          -------
REALIZED LOSS AND UNREALIZED DEPRECIATION ON INVESTMENTS:
  Realized loss:
    Proceeds from sales.....................................................................               38,503
    Cost of securities sold.................................................................              (39,860)
                                                                                                          -------
  Net realized loss.........................................................................               (1,357)
                                                                                                          -------
  Unrealized depreciation:
    Beginning of period.....................................................................                    0
    End of period...........................................................................             (178,383)
                                                                                                          -------
  Unrealized depreciation...................................................................             (178,383)
                                                                                                          -------
  Net realized loss and unrealized depreciation of investments..............................             (179,740)
                                                                                                          -------
  Net increase in net assets resulting from operations......................................            $  13,285
                                                                                                          =======

Statement of Changes in Net Assets  for the period September 30, 1997 (inception of operations) to December 31, 1997
--------------------------------------------------------------------------------

                                                                                                       --------
                                                                                                        Balanced
                                                                                                         Growth
                                                                                                       Portfolio
                                                                                                       --------
OPERATIONS:
  Net investment income....................................................................            $  193,025
  Net realized loss on investments.........................................................                (1,357)
  Net unrealized depreciation on investments...............................................              (178,383)
                                                                                                         --------
  Net increase in net assets resulting from operations.....................................                13,285
                                                                                                         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Distributions from net investment income.................................................              (193,120)
                                                                                                         --------
BENEFICIAL INTEREST SHARE TRANSACTIONS:(1)
  Proceeds from shares sold................................................................             3,407,177
  Proceeds from shares issued in reinvestment of distributions.............................               193,120
  Cost of shares repurchased...............................................................                (8,265)
                                                                                                         --------
  Net increase in net assets resulting from beneficial interest share transactions.........             3,592,032
                                                                                                         --------
  Net increase in net assets...............................................................             3,412,197
NET ASSETS:
  Beginning of period......................................................................               100,000
                                                                                                         --------
  End of period............................................................................            $3,512,197
                                                                                                         ========
  (1)Share Transactions:
    Sold...................................................................................               346,590
    Issued in reinvestment of dividends....................................................                20,699
    Redeemed...............................................................................                  (859)
                                                                                                         --------
  Net increase in shares outstanding.......................................................               366,430
                                                                                                         ========

      The accompanying notes are an integral part of these financial statements.

Financial Highlights        selected data for a share outstanding throughout the
                             period September 30, 1997 (inception of operations)
                                                            to December 31, 1997
--------------------------------------------------------------------------------

                                                                                                        -------
                                                                                                        Balanced
                                                                                                         Growth
                                                                                                        Portfolio
                                                                                                        -------
Net asset value, beginning of period........................................................             $ 10.00
                                                                                                         -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................................................                0.55
  Net realized and unrealized loss on investments...........................................               (0.68)
                                                                                                         -------
  Total from investment operations..........................................................               (0.13)
                                                                                                         -------
LESS DISTRIBUTIONS:
  Distributions from net investment income..................................................               (0.54)
                                                                                                         -------
Net asset value, end of period..............................................................             $  9.33
                                                                                                         =======
Total return, aggregate (not annualized)(1).................................................               -1.28%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................................................             $ 3,512
  Ratio of expenses to average net assets (annualized)(2)...................................                0.50%
  Ratio of net investment income to average net assets (annualized).........................               38.25%
  Portfolio turnover rate (Note 4)..........................................................                1.49%

(1) Total return assumes purchase at net asset value at the beginning of the period.

(2) The Adviser for Balanced Growth Portfolio has agreed to temporarily cap (or waive) its management fee and to absorb other operating expenses. Had such action not been taken, the ratio of expenses to average net assets (annualized) would have been 2.82%.

Notes to Financial Statements                                  December 31, 1997
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

  Atlas Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. The Trust offers a choice of investment portfolios to investors through the purchase of Atlas Portfolio Builder variable annuity contracts which fund insurance company separate accounts for variable annuity and variable life policies. The Trust is a series company currently offering only the Atlas Balanced Growth Portfolio (the "Portfolio"). The Portfolio, which has as its investment objective long-term growth of capital and moderate income, invests among eight diversified Atlas mutual funds (Class A shares) including the U.S. Treasury Money Fund, the U. S. Government and Mortgage Securities Fund, the Strategic Income Fund, the Balanced Fund, the Growth and Income Fund, the Strategic Growth Fund, the Global Growth Fund, and the Emerging Growth Fund (the "Atlas Funds"). Since the Portfolio invests in shares of a limited number of mutual funds, it is a "nondiversified" investment company under the 1940 Act. The Portfolio, however, intends to qualify as a diversified investment company under provisions of the Internal Revenue Code. Additional diversification requirements under Internal Revenue Code Section 817(h) are imposed on the Portfolio because the Trust is an investment medium for variable annuity contracts.

  The following is a summary of significant accounting policies consistently used by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

  a. Investment Valuation: Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on each day the Exchange is open for trading.

  b. Federal Income Taxes: It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

  c. Security Transactions: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

  d. Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Dividends, representing distributions from Atlas Funds, are recorded on the ex-dividend date. Distributions of capital gains, if any, will normally be declared and paid once a year.

--------------------------------------------------------------------------------

  e. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. UNAMORTIZED ORGANIZATION COSTS

  The Trust was organized by Golden West Financial Corporation ("Golden West Financial"). On July 30, 1997, the Trust sold and issued to Golden West Financial 10,000 shares of beneficial interest ("Initial Shares"). Organization costs of $25,156 incurred by the Trust have been deferred and are being amortized on a straight line basis over a period of five years from October 1997. If any of the Initial Shares are redeemed during the amortization period , the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

3. UNREALIZED APPRECIATION/DEPRECIATION -- TAX BASIS

  As of December 31, 1997, unrealized depreciation of investment securities for federal income tax purposes was $178,383, consisting of unrealized gains of $1,693 and unrealized losses of $180,076.

4. PURCHASES AND SALES OF SECURITIES

  During the period September 30, 1997 through December 31, 1997, the Portfolio purchased $3,521,269 of investment securities and sold $38,503 of investment securities.

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

  Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the Portfolio, the Atlas U.S. Treasury Money Fund and the Atlas U.S. Government and Mortgage Securities Fund and, with respect to the other underlying Atlas Funds, supervises the provision of similar services by OppenheimerFunds, Inc. (the "Subadviser"). The Adviser is responsible for providing or overseeing all aspects of the Portfolio's day-to-day operations and implementing the Portfolio's investment programs. The Portfolio pays a fee for management and administrative services to the Adviser. The management fee is based on an annual rate of .25% of the Portfolio's average daily net assets. The Adviser has agreed to reduce its fee and assume expenses of the Portfolio to the extent necessary to limit the Portfolio's total direct operating expenses to .50% through at least April 30, 1998. Due to the voluntary expense waiver in effect during the period ended December 31, 1997, the management fees due the Adviser were reduced by $1,270. The Adviser also absorbed $10,420 of other Fund expenses during the period.

Notes to Financial Statements                                  December 31, 1997
--------------------------------------------------------------------------------

  Atlas Securities, Inc. (the "Distributor") acts as principal underwriter of the Portfolio's shares. The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser, the Distributor and the Atlas Funds.

  At December 31, 1997 Golden West Financial owned 21,317 Class A shares in U.S. Government and Mortgage Securities Fund and 116,324 Class A shares of Emerging Growth Fund.

Independent Auditors' Report
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
ATLAS INSURANCE TRUST:

  We have audited the accompanying statement of net assets of the Atlas Insurance Trust (Balanced Growth Portfolio) (the "Fund") and the related statements of operations and of changes in net assets, and the financial highlights for the period from September 30, 1997 (inception of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by corresponding with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund at December 31, 1997 and the results of its operations, the changes in its net assets, and its financial highlights for the period from September 30, 1997 (inception of operations) to December 31, 1997 in conformity with generally accepted accounting principles.

[Deloitte & Touche LLP LOGO]
Oakland, California
February 13, 1998

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AT-686                                                                    AS1M28